LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 12) - Non-performing Loans (collectively evaluated) [Member] $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Overdue loans	$ 614,774
Loans with not overdue but classified as non-performing loans	18,687
Total	633,461	[1]
Commercial Loans [Member]
Disclosure of financial assets [line items]
Overdue loans	362,968
Loans with not overdue but classified as non-performing loans	5,554
Total	368,522	[1]
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Overdue loans	159,265
Loans with not overdue but classified as non-performing loans	2,503
Total	161,768	[1]
Consumer Loans [Member]
Disclosure of financial assets [line items]
Overdue loans	92,541
Loans with not overdue but classified as non-performing loans	10,630
Total	$ 103,171	[1]

[1]	Non-performing loans include the aggregate unpaid principal and accrued but unpaid interest on all loans with at least one installment at least 90 days past-due.